SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash	$ 753,938	$ 211,329	$ 263,910
Money Market funds, included in cash equivalents	8,250,806	10,248,788
Marketable securities - U.S. Treasuries	2,002,730	3,010,119
Liabilities
Derivative liabilities	11,448,918	16,118,802	41,466
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	753,938	211,329	263,910
Money Market funds, included in cash equivalents	8,250,806	10,248,788
Marketable securities - U.S. Treasuries	2,002,730	3,010,119
Liabilities
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Cash	0	0	0
Money Market funds, included in cash equivalents	0	0
Marketable securities - U.S. Treasuries	0	0
Liabilities
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Cash	0	0	0
Money Market funds, included in cash equivalents	0	0
Marketable securities - U.S. Treasuries	0	0
Liabilities
Derivative liabilities	$ 11,448,918	$ 16,118,802	$ 41,466